Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended	11 Months Ended
	May 18, 2020	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Underwriters option period		45 days	45 days
Paid an underwriting discount in cash		$ 0.20	$ 0.20
Deferred underwriting commissions per unit		$ 0.40	$ 0.40
Aggregate deferred underwriting commissions		$ 8,000,000	$ 8,000,000
Aggregate number of shares issued	20,000,000
Number of shares of common stock per unit	1
Repayment of promissory notes to related party			$ 100,000
Founders | Promissory Note
Other Commitments [Line Items]
Repayment of promissory notes to related party	$ 100,000
Repayment of promissory notes		The promissory note was non-interest bearing, unsecured and was repaid in full on May 18, 2020.	The promissory note was non-interest bearing, unsecured and was repaid in full on May 18, 2020.
Underwriters
Other Commitments [Line Items]
Option to purchase additional units to cover over-allotments		3,000,000	3,000,000
Over-allotment option, expiration date		Jun. 27, 2020	Jun. 27, 2020
Aggregate purchase price			$ 2,434,790
Underwriters | Private Placement
Other Commitments [Line Items]
Aggregate number of shares issued		243,479	243,479
Aggregate purchase price		$ 2,434,790	$ 2,434,790
Underwriters | Private Placement | Common Stock
Other Commitments [Line Items]
Number of shares of common stock per unit		1	1
Underwriters | Private Placement | Warrants
Other Commitments [Line Items]
Number of warrant of common stock per unit		0.75	0.75